Exhibit 99.1

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

CLASS A-1	36161YAA2	0.23000%	132,000,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-2	36161YAB0	0.47000%	151,000,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-3	36161YAC8	0.60000%	180,500,000.00	0.00	0.00	0.00	0.00	0.00
CLASS A-4	36161YAD6	0.78000%	65,790,000.00	12,107,095.02	7,201,689.28	7,869.61	7,209,558.89	4,905,405.74
CLASS B	36161YAE4	1.16000%	12,300,000.00	12,300,000.00	0.00	11,890.00	11,890.00	12,300,000.00
TOTALS			541,590,000.00	24,407,095.02	7,201,689.28	19,759.61	7,221,448.89	17,205,405.74

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

CLASS A-1	36161YAA2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-2	36161YAB0	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-3	36161YAC8	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
CLASS A-4	36161YAD6	184.0263721	109.4648013	0.1196171	109.5844185	74.5615708
CLASS B	36161YAE4	1000.0000000	0.0000000	0.9666667	0.9666667	1000.0000000
TOTALS		45.0656309	13.2973084	0.0364844	13.3337929	31.7683224

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.0665994
Servicer Advances	0.0000000
Administration Fees	0.0004616

Authorized Signatory

1

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	3,692,228.50

(2)	Interest Payments Received on Loans	229,804.56

(3)	Payments Received on Leases	3,740,698.09

(4)	Recoveries	2,402.78

(5)	Purchase Amount of Receivables and related equipment that became Purchased Receivables in the current Collection Period pursuant to Section 2.4 or Section 7.2(b) of the Receivables Purchase and Sale Agreement	0.00

(6)	Investment Earnings	1,066.21

(7)	Servicer Advances	0.00

(8)	Available Amounts	7,666,200.14

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	7,666,200.14

2

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		7,666,200.14

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	36,069.58
	Total amount due	36,069.58
	Total amount paid	36,069.58
	Closing accrued but unpaid	0.00
	Total Servicing Fee Paid		36,069.58

(iii)	Reimbursement of Servicing Advances		0.00
	Total of Permitted Withdrawals		36,069.58

	Total funds in the Note Distribution Account available for distribution		7,630,130.56

3

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00
3.	Class A Note Interest Payment	7,869.61

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	11,890.00

6.	Principal Payments on the Notes
	(i) Class A Note Principal	6,793,782.61
	(ii) Class B Note Principal	0.00

7.	50% of Excess Spread Amount as Principal on Notes	407,906.67

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	407,906.67

4

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Note Interest Payment Amounts

CLASS A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00
CLASS A-3 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-4 Interest Payment Amount

Interest Payment Due	7,869.61
Interest Due Paid	7,869.61
Cumulative Interest Shortfall Amount	0.00

CLASS B Interest Payment Amount

Interest Payment Due	11,890.00
Interest Due Paid	11,890.00
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Note Principal Payment Amounts

CLASS A-1 Principal Payment Amount
CLASS A-1 Principal Due	0.00
CLASS A-1 Principal Paid	0.00
CLASS A-1 Reallocated Principal Paid	0.00
CLASS A-1 Turbo Principal Paid	0.00
CLASS A-1 Total Principal Payment Amount		0.00

CLASS A-2 Principal Payment Amount
CLASS A-2 Principal Due	0.00
CLASS A-2 Principal Paid	0.00
CLASS A-2 Reallocated Principal Paid	0.00
CLASS A-2 Turbo Principal Paid	0.00
CLASS A-2 Total Principal Payment Amount		0.00

CLASS A-3 Principal Payment Amount
CLASS A-3 Principal Due	0.00
CLASS A-3 Principal Paid	0.00
CLASS A-3 Reallocated Principal Paid	0.00
CLASS A-3 Turbo Principal Paid	0.00
CLASS A-3 Total Principal Payment Amount		0.00

CLASS A-4 Principal Payment Amount
CLASS A-4 Principal Due	6,793,782.61
CLASS A-4 Principal Paid	6,793,782.61
CLASS A-4 Reallocated Principal Paid	0.00
CLASS A-4 Turbo Principal Paid	407,906.67
CLASS A-4 Total Principal Payment Amount		7,201,689.28

CLASS B Principal Payment Amount
CLASS B Principal Due	0.00
CLASS B Principal Paid	0.00
CLASS B Turbo Principal Paid	0.00
CLASS B Total Principal Payment Amount		0.00

6

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		7,609,135.26	6.51%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	608,730,821.17

Required Reserve Account Amount		12,174,616.42	10.42%	2.00%

Opening Reserve Account Balance		12,174,616.42	10.42%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		12,174,616.42	10.42%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		12,174,616.42	10.42%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 1,034.12 have been deposited into Collections

7

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Collateral Activity

Beginning Aggregate Receivable Value	123,667,133.00	Overcollateralization:
Principal Collections on Loans	3,692,228.50	Ending Aggregate Receivable Value	116,873,350.39
Lease Value Payments	2,896,411.85	Ending Outstanding Principal Balance of Notes	17,205,405.74
Gross Charge-offs	18,765.76	Ending Overcollateralization Amount	99,667,944.65
Total Repurchased Contracts	0.00
Adjustments	186,376.50
Ending Aggregate Receivable Balance	116,873,350.39

Residual Realization

Current Month		Cumulative
Book Residual	915,985.91	Book Residual	14,492,011.59
Residual Realization	1,127,402.71	Residual Realization	16,652,415.45
Residual Realization Percentage	123.08%	Residual Realization Percentage	114.91%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	4,270	114,846,656.04
31 - 60 Days Past Due	36	954,163.09
61 - 90 Days Past Due	2	14,984.02
91 - 120 Days Past Due	2	25,689.66
121 - 150 Days Past Due	3	753,474.24
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	6	278,383.34
Total	4,319	116,873,350.39

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	12,951,967.85	45,765.76	12,997,733.61	2.1352%

Charge-offs	6,070,835.06	17,265.76	6,088,100.82	1.0001%

Recoveries	195,210.98	2,402.78	197,613.76	0.0325%

8

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days			181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

	36		2		2		3		0		6		49
01/22/2016
		954,163.09		14,984.02		25,689.66		753,474.24		0.00		278,383.34		2,026,694.35

	25		12		0		0		1		8		46
12/22/2015
		708,790.83		945,632.03		0.00		0.00		6,587.40		315,652.31		1,976,662.57

	27		2		2		3		2		8		44
11/23/2015
		1,421,557.97		11,462.27		20,332.97		15,296.62		89,482.30		238,557.59		1,796,689.72

	59		2		3		5		1		9		79
10/22/2015
		1,770,504.06		19,543.12		34,090.11		28,443.76		81,916.25		289,378.37		2,223,875.67

	15		10		12		2		8		7		54
09/22/2015
		325,423.23		556,070.89		182,304.88		120,530.13		251,729.12		118,984.49		1,555,042.74

	35		7		6		7		6		5		66
08/24/2015
		870,804.34		114,575.83		333,493.14		104,870.38		114,097.04		72,924.55		1,610,765.28

	47		13		6		15		2		10		93
07/22/2015
		1,450,447.67		570,940.69		122,949.95		261,878.28		12,723.08		179,547.36		2,598,487.03

	46		12		21		6		3		12		100
06/22/2015
		1,102,042.98		186,999.43		506,258.75		41,367.14		22,118.80		194,832.54		2,053,619.64

	61		12		15		12		2		7		109
05/22/2015
		1,376,154.47		166,496.78		383,646.22		162,251.43		27,881.52		285,755.94		2,402,186.36

	59		22		14		3		2		7		107
04/22/2015
		1,699,200.29		515,923.89		174,010.65		101,466.50		78,117.64		259,633.84		2,828,352.81

	75		22		7		11		6		4		125
03/23/2015
		2,080,171.13		337,384.49		167,633.79		320,941.38		117,913.21		160,968.29		3,185,012.29

	66		42		8		11		10		3		140
02/23/2015
		1,462,981.98		784,903.25		195,705.79		319,011.55		366,255.55		81,033.93		3,209,892.05

9

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Historical Detail

Performance Data

Payment	Defaulted			Repurchased	Aggregate	Ending	Lifetime
Date	Receivables	Charge-offs	Recoveries	Amounts	Receivable Value	Overcollateralization	CPR

01/22/2016	12,997,733.61	6,088,100.82	197,613.76	123,642.29	116,873,350.39	99,667,944.65	7.12%

12/22/2015	12,951,967.85	6,070,835.06	195,210.98	123,642.29	123,667,133.00	99,260,037.98	7.46%

11/23/2015	12,938,488.64	6,056,182.37	194,308.20	123,642.29	131,789,979.90	98,866,189.86	7.26%

10/22/2015	12,882,386.58	5,988,962.97	184,968.42	123,642.29	139,491,438.78	98,486,445.78	7.29%

09/22/2015	12,822,502.62	5,937,044.01	184,065.64	123,642.29	147,758,887.41	97,860,636.06	7.27%

08/24/2015	12,741,120.60	5,924,500.42	161,446.34	123,642.29	156,103,064.39	97,422,985.15	7.14%

07/22/2015	12,729,488.51	5,908,599.27	159,432.54	123,642.29	167,498,660.95	96,982,670.79	6.79%

06/22/2015	12,703,861.54	5,857,462.21	145,229.76	123,642.29	176,184,335.23	96,443,004.19	6.93%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Repurchases

	Repurchase Date	Account Number	Purchase Price
Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Purchase and Sale Agreement	09/30/2012	V8739603001	12,445.75

	09/30/2012	V8728091004	51,231.05

	09/30/2012	V8736554001	18,948.62

	01/31/2015	V8723380002	41,016.87

Cumulative Repurchase Amount			123,642.29

11

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/26/2012	SERIES 2012-1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	09/22/2020

Top Obligor Information

Outstanding Aggregate Receivable Balance
Obligor 1	4,051,047.56
Obligor 2	3,887,994.93
Obligor 3	2,301,771.11
Obligor 4	1,814,956.40
Obligor 5	1,811,744.46
Obligor 6	1,272,187.33
Obligor 7	1,220,337.11
Obligor 8	1,168,889.89
Obligor 9	1,102,342.73
Obligor 10	1,058,110.49
Obligor 11	962,461.60
Obligor 12	916,358.87
Obligor 13	884,479.70
Obligor 14	884,156.52
Obligor 15	836,923.29
Obligor 16	814,433.04
Obligor 17	759,614.24
Obligor 18	716,208.96
Obligor 19	711,193.46
Obligor 20	702,784.91

12

Aging Summary By Asset Type

 GE Equipment Mid Ticket, L.L.C., Series 2012-1

January 22, 2016

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	109,380,353.74	4,014	93.59%
1 to 30 Past Due	5,466,302.30	256	4.68%
31 to 60 Past Due	954,163.09	36	0.82%
61 to 90 Days Delinquent	14,984.02	2	0.01%
91 to 120 Days Delinquent	25,689.66	2	0.02%
121 to 150 Days Delinquent	753,474.24	3	0.64%
151 to 180 Days Delinquent	-	-	0.00%
181 Days Plus Delinquent	278,383.34	6	0.24%

Asset Aging Detail	Page 1 of 3	1/21/2016

Loss & Recovery Detail

GE Equipment Mid Ticket, L.L.C., Series 2012-1

January 22, 2016

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	6,361,888.03	131
Net Charge Offs	6,088,100.85	131
Recoveries	197,613.76	22
Net Loss	5,890,487.09	131
Defaulted Receivable Balance	12,997,733.61	134
Current Period:
Gross Charge Offs	18,765.76	1
Net Charge Offs	17,265.76	1
Recoveries	2,402.78	2
Defaulted Receivable Balance	45,765.76	1

Average Aggregate Receivable Value:	328,847,330.42	7,774
Aggregate Net Loss Ratio:	1.79%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	47,476.78	48.95%
Average Net Charge Off	46,474.05	47.91%
Average Recovery	1,474.73	1.52%
Average Net Loss	44,965.55	46.36%

Average Receivable Value at the time of Loss or Default	96,998.01

Asset Loss and Recovery Detail	Page 2 of 3	1/21/2016

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	1/21/2016